Operating leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 08, 2024	Jul. 31, 2022
Operating Lease, Weighted Average Remaining Lease Term	2 years 6 months
Incremental borrowing rate	4.50%
Lessor, Operating Lease, Term of Contract					24 months
Operating Lease, Option to Extend				12 months	12 months
Lease, Practical Expedients, Package [true false]	true
Operating lease cost	$ 15.1	$ 13.4	$ 6.5
Short-Term lease cost	8.2	6.8	9.0
Charter hire costs
Lease cost	22.7	19.6	15.0
General and administrative expense
Lease cost	$ 0.6	$ 0.6	$ 0.5
Time charters [Member]
Operating Lease, Weighted Average Remaining Lease Term	7 months 6 days
Lessor, Operating Lease, Term of Contract	12 months
Operating Lease, Option to Extend	6 months
Office Space [Member]
Operating Lease, Weighted Average Discount Rate, Percent	4.00%